SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Director fees	$ 211,000	$ 90,000
Dividends payable	151,704	65,016
Other accruals	87,338	76,945
Settlement payable	166,986	166,986
Wages and salaries	1,106,974	544,060
Total accrued liabilities	$ 1,724,002	$ 943,007